Basis of Presentation and Summary of Significant Accounting Policies - New accounting policy (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating income (loss)	$ (284)	$ 457
Other non operating income, net	80	3
ASU 2017-07
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating income (loss)	(1)	24
Other non operating income, net	$ 1	$ (24)